Shareholder Report, Holdings (Details)	Dec. 31, 2024
Class AMF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Class AMF | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class AMF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class AMF | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class AMF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class AMF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class AMF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class AMF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class AMF | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class AMF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class AMF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class H | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Class H | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class H | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class H | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class H | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class H | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class H | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class H | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class H | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class H | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class H | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%